Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
Note D — Intangible Assets
A schedule of the Company’s intangible assets and related accumulated amortization as of June 30, 2023 and December 31, 2022 is as follows (dollars in thousands):

	As of June 30, 2023		As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
In-place lease value	$2,564	$1,783	$2,564	$1,621
Lease commissions	165	119	165	106
Indefinite lived contract	3,160	—	3,160	—
Acquired technology	4,242	784	4,217	561

Total intangible assets	$10,131	$2,686	$10,106	$2,288

Amortization of
the in-place
lease value, lease commissions and acquired technology are included in depreciation and amortization in the accompanying Consolidated Statements of Operations. Amortization expense associated with intangible assets totaled approximately $0.2 million for both the three months ended June 30, 2023 and 2022 and approximately $0.4 million for both the six months ended June 30, 2023 and 2022.
A schedule of future amortization of acquired intangible assets for the six months ended June 30, 2023 and thereafter is as follows (dollars in thousands):

	In-place lease value	Lease commissions	Acquired technology
2023 (Remainder)	$161	$12	$231
2024	303	20	448
2025	189	9	448
2026	102	4	448
2027	26	1	421
Thereafter	—	—	1,462

	$781	$46	$3,458

Note D

—

Intangible Assets
A schedule of the Company’s intangible assets and related accumulated amortization for the years ended December 31, 2022 and 2021 is as follows (dollars in thousands):

	2022		2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
In-place lease value	$2,564	$1,621	$2,398	$1,311
Lease commissions	165	106	152	82
Indefinite lived contract	3,160	—	3,160	—
Acquired technology	4,217	561	4,046	133

Total intangible assets	$10,106	$2,288	$9,756	$1,526

Amortization of the

in-place

lease value, lease commissions and acquired technology are included in depreciation and amortization in the accompanying Consolidated Statements of Operations. Amortization expense associated with intangible assets totaled $0.8 million and $0.3 million for the years ended December 31, 2022 and 2021, respectively.
A schedule of future amortization of acquired intangible assets for the year ended December 31, 2022 and thereafter is as follows (dollars in thousands):

	Acquired in- place leases	Lease commissions	Technology
2023	$320	$24	$448
2024	303	21	443
2025	189	9	443
2026	102	4	443
2027	29	1	415
Thereafter	—	—	1,464

	$943	$59	$3,656